Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,701,282.01

Principal:
Principal Collections	$27,074,754.67
Prepayments in Full	$31,327,801.01
Liquidation Proceeds	$13,271.75
Recoveries	$0.00
Sub Total	$58,415,827.43
Collections	$63,117,109.44

Purchase Amounts:
Purchase Amounts Related to Principal	$166,115.14
Purchase Amounts Related to Interest	$731.96
Sub Total	$166,847.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,283,956.54

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$63,283,956.54
Servicing Fee	$1,076,101.16	$1,076,101.16	$0.00	$0.00	$62,207,855.38
Interest - Class A-1 Notes	$46,667.21	$46,667.21	$0.00	$0.00	$62,161,188.17
Interest - Class A-2 Notes	$189,750.00	$189,750.00	$0.00	$0.00	$61,971,438.17
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$61,684,301.50
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$61,579,166.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,579,166.08
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$61,523,894.08
Second Priority Principal Payment	$25,161,803.44	$25,161,803.44	$0.00	$0.00	$36,362,090.64
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$36,320,197.97
Third Priority Principal Payment	$26,320,000.00	$26,320,000.00	$0.00	$0.00	$10,000,197.97
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$9,945,364.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,945,364.64
Regular Principal Payment	$187,157,361.68	$9,945,364.64	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,283,956.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$25,161,803.44
Third Priority Principal Payment					$26,320,000.00
Regular Principal Payment					$9,945,364.64
Total					$61,427,168.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$61,427,168.08	$195.01	$46,667.21	$0.15	$61,473,835.29	$195.16
Class A-2 Notes	$0.00	$0.00	$189,750.00	$0.46	$189,750.00	$0.46
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$61,427,168.08	$45.76	$780,687.30	$0.58	$62,207,855.38	$46.34

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$238,639,165.12	0.7575847	$177,211,997.04	0.5625778
Class A-2 Notes	$414,000,000.00	1.0000000	$414,000,000.00	1.0000000
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,265,889,165.12	0.9431098	$1,204,461,997.04	0.8973455

Pool Information
Weighted Average APR	4.362%	4.341%
Weighted Average Remaining Term	54.67	53.79
Number of Receivables Outstanding	58,028	56,002
Pool Balance	$1,291,321,396.44	$1,232,715,035.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,244,997,674.68	$1,188,087,361.68
Pool Factor	0.9467282	0.9037611

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$18,490,725.53
Yield Supplement Overcollateralization Amount	$44,627,673.69
Targeted Overcollateralization Amount	$56,298,482.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,253,038.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		171	$24,418.50
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$24,418.50
Cumulative Net Losses Last Collection Period			$555.65
Cumulative Net Losses for all Collection Periods			$24,974.15

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.02%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.60%	342	$7,398,172.42
61-90 Days Delinquent	0.04%	21	$448,139.01
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.64%	363	$7,846,311.43

Repossession Inventory:
Repossessed in the Current Collection Period		16	$480,853.45
Total Repossessed Inventory		18	$537,962.20

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0005%
Current Collection Period			0.0232%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0069%
Current Collection Period			0.0375%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer